WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

CLOSED-END FUNDS - 53.2%	Shares	Value
Ares Capital Corp.	52,834	$1,075,172
Bain Capital Specialty Finance, Inc.	10,016	140,925
Barings BDC, Inc.	15,238	137,142
Capital Southwest Corp.	7,167	145,633
Carlyle Secured Lending, Inc.	7,989	100,981
CION Investment Corp.	11,271	103,130
Fidus Investment Corp.	508	10,434
FS KKR Capital Corp.	35,459	535,076
Gladstone Capital Corp.	2,104	40,775
Gladstone Investment Corp.	772	10,669
Goldman Sachs BDC, Inc.	15,367	153,363
Golub Capital BDC, Inc.	39,973	563,220
Hercules Capital, Inc.	46,421	831,864
MidCap Financial Investment Corp.	8,858	107,536
New Mountain Finance Corp.	10,010	96,797
PennantPark Floating Rate Capital Ltd.	16,212	148,015
PennantPark Investment Corp.	7,553	49,321
Prospect Capital Corp.	128,910	342,901
Saratoga Investment Corp.	635	14,294
Sixth Street Specialty Lending, Inc.	9,660	218,509
Stellus Capital Investment Corp.	3,713	44,482
Trinity Capital, Inc.	22,540	340,129
TriplePoint Venture Growth BDC Corp.	1,613	8,823
TOTAL CLOSED-END FUNDS (Cost $5,995,023)		5,219,191

COMMON STOCKS - 45.2%
Financials - 45.2%(a)
Asset Management & Custody Banks - 40.9%(a)
Ares Management Corp. - Class A	3,649	542,643
BlackRock TCP Capital Corp.	12,747	72,403
Blackrock, Inc.	218	236,053
Blackstone Secured Lending Fund	32,895	869,744
Blackstone, Inc.	3,150	461,916
Blue Owl Capital, Inc. - Class A	21,706	342,304
Carlyle Group, Inc.	6,688	356,604
GCM Grosvenor, Inc. - Class A	4,592	52,854
Hamilton Lane, Inc. - Class A	1,192	135,840
KKR & Co., Inc.	3,580	423,621
P10, Inc. - Class A	8,470	86,055
StepStone Group, Inc. - Class A	2,248	136,858
TPG, Inc.	5,539	304,867
		4,021,762

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 45.2% (CONTINUED)	Shares	Value
Diversified Financial Services - 4.1%
Apollo Global Management, Inc.	3,213	$399,408

Multi-Sector Holdings - 0.2%
Compass Diversified Holdings	2,492	15,899
Total Financials		4,437,069
TOTAL COMMON STOCKS (Cost $5,149,373)		4,437,069

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 4.03% (b)	160,787	160,787
TOTAL MONEY MARKET FUNDS (Cost $160,787)		160,787

TOTAL INVESTMENTS - 100.0% (Cost $11,305,183)		$9,817,047
Other Assets in Excess of Liabilities - 0.0% (c)		3,116
TOTAL NET ASSETS - 100.0%	0.0%	$9,820,163

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Closed-End Funds	$5,219,191	$—	$—	$5,219,191
Common Stocks	4,437,069	—	—	4,437,069
Money Market Funds	160,787	—	—	160,787
Total Investments	$9,817,047	$—	$—	$9,817,047

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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